Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax [abstract]
Greek tax authorities (note 19)	$ 130	$ 116	$ 118